Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

Components of other comprehensive income (loss)	Year ended Dec. 31,
	2023			2022			2021
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$204	$68	$272	$(455)	$(148)	$(603)	$(313)	$(63)	$(376)
Total foreign currency translation	204	68	272	(455)	(148)	(603)	(313)	(63)	(376)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	1,100	(271)	829	(4,292)	1,047	(3,245)	(1,515)	368	(1,147)
Reclassification adjustment (b)	68	(16)	52	443	(105)	338	(5)	1	(4)
Net unrealized gain (loss) on assets available-for-sale	1,168	(287)	881	(3,849)	942	(2,907)	(1,520)	369	(1,151)
Defined benefit plans:
Net (loss) gain arising during the period	(107)	32	(75)	(400)	94	(306)	296	(77)	219
Foreign exchange adjustment	(1)	—	(1)	—	—	—	—	—	—
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	(18)	8	(10)	68	(12)	56	113	(25)	88
Total defined benefit plans	(126)	40	(86)	(332)	82	(250)	409	(102)	307
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during the period	7	(2)	5	(16)	4	(12)	3	—	3
Reclassification of net loss (gain) to net income:
Foreign exchange (“FX”) contracts – investment and other revenue	2	(1)	1	(1)	—	(1)	—	—	—
FX contracts – staff expense	—	—	—	9	(2)	7	(12)	3	(9)
Total reclassifications to net income	2	(1)	1	8	(2)	6	(12)	3	(9)
Net unrealized gain (loss) on cash flow hedges	9	(3)	6	(8)	2	(6)	(9)	3	(6)
Total other comprehensive income (loss)	$1,255	$(182)	$1,073	$(4,644)	$878	$(3,766)	$(1,433)	$207	$(1,226)
(a)    Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.
(b)    The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains (losses) in investment and other revenue on the consolidated income statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as other expense on the consolidated income statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
				Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive (loss) income, net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2020 ending balance	$(1,146)	$(1,299)	$(55)	$1,508	$7	$(985)
Change in 2021	(378)	283	24	(1,151)	(6)	(1,228)
2021 ending balance	(1,524)	(1,016)	(31)	357	1	(2,213)
Change in 2022	(590)	(240)	(10)	(2,907)	(6)	(3,753)
2022 ending balance	(2,114)	(1,256)	(41)	(2,550)	(5)	(5,966)
Change in 2023	272	(87)	1	881	6	1,073
2023 ending balance	$(1,842)	$(1,343)	$(40)	$(1,669)	$1	$(4,893)